Guarantees and Purchase Obligations - Additional Information (Detail) ₴ in Thousands	12 Months Ended
	Dec. 31, 2018 TRY (₺)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2017 UAH (₴)
Disclosure of guarantees and purchase obligations [line items]
Purchase commitments	₺ 1,353,789,000	₺ 592,956,000
Purchase commitments settlement term	5 years
Guarantees	₺ 6,530,374,000	₺ 4,926,916,000
Lifecell 3G License [member]
Disclosure of guarantees and purchase obligations [line items]
Purchase commitments	₺ 0		₴ 217,793